Apr. 30, 2015

THE HUNTINGTON FUNDS

(the "Trust")

HUNTINGTON VA DIVIDEND CAPTURE FUND

HUNTINGTON VA SITUS FUND

(each a "VA Fund" and together the "VA Funds")

SUPPLEMENT DATED JANUARY 11, 2016, TO THE HUNTINGTON VA FUNDS'

PROSPECTUS DATED APRIL 30, 2015, AS AMENDED

Effective December 31, 2015, Huntington Asset Advisors, Inc. (the "Advisor") was acquired by Rational Capital LLC. The Advisor, renamed Rational Advisors, Inc., is no longer a wholly-owned subsidiary of The Huntington National Bank and is no longer affiliated with Huntington Bancshares, Incorporated. All references to such affiliations are deleted.

Effective December 31, 2015, Huntington Asset Services, Inc. and Unified Financial Securities, Inc. were acquired by Ultimus Fund Solutions, LLC in separate transactions, which included statutory conversions of these entities to Delaware limited liability companies. Huntington Asset Services, LLC (renamed Ultimus Asset Services, LLC) and Unified Financial Securities, LLC are no longer wholly-owned by Huntington Bancshares, Incorporated and are no longer affiliated with the Advisor. All references to Huntington Asset Services, Inc. and Unified Financial Securities, Inc. are hereby replaced with references to Ultimus Asset Services, LLC and Unified Financial Securities, LLC, respectively.

HUNTINGTON VA DIVIDEND CAPTURE FUND

EFFECTIVE JANUARY 1, 2016, THE INFORMATION CONTAINED IN THE SECTION OF THE PROSPECTUS TITLED "FUND SUMMARY - HUNTINGTON VA DIVIDEND CAPTURE FUND - FEES AND EXPENSES" IS REPLACED IN ITS ENTIRETY WITH THE FOLLOWING:

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The table below and the Example that follows DO NOT reflect variable insurance contract or separate account fees and charges. If these were included, your costs would be higher.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.75%
Distribution (12b-1) Fees	0.25%
Other Expenses	0.72%
Acquired Fund Fees and Expenses	0.07%
Total Annual Fund Operating Expenses	1.79%
Fee Waivers and/or Expense Reimbursements(1)	(0.47%)
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	1.32%

(1)	The Fund's investment advisor, Rational Advisors, Inc. (the "Advisor"), has contractually agreed to waive all or a portion of its investment advisory fee (based on average daily net assets) and/or reimburse certain operating expenses of the Fund to the extent necessary in order to limit the Fund's total annual fund operating expenses (after the fee waivers and/or expense reimbursements, and exclusive of acquired fund fees and expenses, brokerage costs, interest, taxes and dividends, and extraordinary expenses) to not more than 1.25% of the Fund's daily net assets through April 30, 2017. This agreement may only be terminated prior to this date with the agreement of the Fund's Board of Trustees or upon termination of the Management Agreement between the Trust and the Advisor. Under certain conditions, the Advisor may recapture operating expenses reimbursed under this agreement for a period of three years following the fiscal year in which such reimbursement occurred. Any amounts recaptured by the Advisor may not cause the Fund's total annual fund operating expenses to exceed the stated expense caps.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, the Fund's operating expenses remain the same and that the expense reduction/reimbursement remains in place for the contractual period only. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Fund Shares	$134	$493	$903	$2,046

EFFECTIVE ON OR ABOUT MARCH 15, 2016, THE FUND'S 80% INVESTMENT POLICY WILL BE REVISED AS FOLLOWS:

The Fund will invest at least 80% of its assets in dividend-paying stocks, including preferred stocks and real estate investment trusts ("REITs").

HUNTINGTON VA SITUS FUND

EFFECTIVE JANUARY 1, 2016, THE INFORMATION CONTAINED IN THE SECTION OF THE PROSPECTUS TITLED "FUND SUMMARY - HUNTINGTON VA SITUS FUND - FEES AND EXPENSES" IS REPLACED IN ITS ENTIRETY WITH THE FOLLOWING:

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The table below and the Example that follows DO NOT reflect variable insurance contract or separate account fees and charges. If these were included, your costs would be higher.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.75%
Distribution (12b-1) Fees	0.25%
Other Expenses	0.69%
Total Annual Fund Operating Expenses	1.69%
Fee Waivers and/or Expense Reimbursements(1)	(0.42%)
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	1.27%

(1)	The Fund's investment advisor, Rational Advisors, Inc. (the "Advisor"), has contractually agreed to waive all or a portion of its investment advisory fee (based on average daily net assets) and/or reimburse certain operating expenses of the Fund to the extent necessary in order to limit the Fund's total annual fund operating expenses (after the fee waivers and/or expense reimbursements, and exclusive of acquired fund fees and expenses, brokerage costs, interest, taxes and dividends, and extraordinary expenses) to not more than 1.25% of the Fund's daily net assets through April 30, 2017. This agreement may only be terminated prior to this date with the agreement of the Fund's Board of Trustees or upon termination of the Management Agreement between the Trust and the Advisor. Under certain conditions, the Advisor may recapture operating expenses reimbursed under this agreement for a period of three years following the fiscal year in which such reimbursement occurred. Any amounts recaptured by the Advisor may not cause the Fund's total annual fund operating expenses to exceed the stated expense caps.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, the Fund's operating expenses remain the same and that the expense reduction/reimbursement remains in place for the contractual period only. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Fund Shares	$129	$470	$858	$1,944

EFFECTIVE ON OR ABOUT MARCH 15, 2016, THE VA SITUS FUND'S CURRENT POLICY TO INVEST AT LEAST 80% OF THE FUND'S ASSETS IN EQUITY SECURITIES WILL NO LONGER BE AN INVESTMENT POLICY OF THE FUND.